Schedule of benefits payable (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	R$ 802,725
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	767,045
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	730,608
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	694,382
Noncurrent liabilities, effects of applying new IFRS
IfrsStatementLineItems [Line Items]
Benefits payable	658,918
Later Than Five Years And Not Later Than Fourty Nine Years [Member]
IfrsStatementLineItems [Line Items]
Benefits payable	6,304,415
Unified Plan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Benefits payable	508,055
Unified Plan [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	482,445
Unified Plan [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	457,829
Unified Plan [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	434,348
Unified Plan [Member] | Noncurrent liabilities, effects of applying new IFRS
IfrsStatementLineItems [Line Items]
Benefits payable	411,209
Unified Plan [Member] | Later Than Five Years And Not Later Than Fourty Nine Years [Member]
IfrsStatementLineItems [Line Items]
Benefits payable	3,557,360
Plan I I I [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Benefits payable	211,442
Plan I I I [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	201,321
Plan I I I [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	191,482
Plan I I I [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	181,975
Plan I I I [Member] | Noncurrent liabilities, effects of applying new IFRS
IfrsStatementLineItems [Line Items]
Benefits payable	172,954
Plan I I I [Member] | Later Than Five Years And Not Later Than Fourty Nine Years [Member]
IfrsStatementLineItems [Line Items]
Benefits payable	1,995,374
Assistance Plan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Benefits payable	83,228
Assistance Plan [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	83,279
Assistance Plan [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	81,297
Assistance Plan [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	78,059
Assistance Plan [Member] | Noncurrent liabilities, effects of applying new IFRS
IfrsStatementLineItems [Line Items]
Benefits payable	74,755
Assistance Plan [Member] | Later Than Five Years And Not Later Than Fourty Nine Years [Member]
IfrsStatementLineItems [Line Items]
Benefits payable	R$ 751,681